JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.5%
Australia — 7.3%
Alumina Ltd.	467,295	631,444
Ampol Ltd.	46,804	991,450
APA Group	231,737	1,571,605
Aristocrat Leisure Ltd.	131,513	3,812,268
ASX Ltd.	38,024	2,255,148
Aurizon Holdings Ltd.	361,525	904,484
AusNet Services Ltd.	380,735	700,590
Australia & New Zealand Banking Group Ltd.	554,174	10,473,251
Bendigo & Adelaide Bank Ltd.	108,648	663,606
BHP Group Ltd.(a)	579,445	18,583,129
BHP Group plc	414,824	13,093,838
BlueScope Steel Ltd.	97,870	1,282,767
Boral Ltd.*	65,796	274,237
Brambles Ltd.	281,726	1,935,471
Challenger Ltd.	114,250	466,697
CIMIC Group Ltd.(a)	12,999	151,857
Cochlear Ltd.	12,918	1,771,484
Coles Group Ltd.	261,991	3,009,938
Commonwealth Bank of Australia	335,145	22,350,743
Computershare Ltd.	112,646	1,561,455
Crown Resorts Ltd.*	71,354	614,793
CSL Ltd.	94,028	17,418,002
Dexus, REIT	211,247	1,537,861
Domino’s Pizza Enterprises Ltd.	12,409	915,328
Endeavour Group Ltd.	249,748	1,115,529
Evolution Mining Ltd.	360,373	905,413
Fortescue Metals Group Ltd.	332,600	4,670,405
Glencore plc*	2,148,610	11,193,434
Goodman Group, REIT	333,906	5,513,364
GPT Group (The), REIT	376,230	1,333,229
Harvey Norman Holdings Ltd.	128,821	448,986
IDP Education Ltd.	41,001	857,018
Incitec Pivot Ltd.	381,463	893,186
Insurance Australia Group Ltd.	484,160	1,460,408
LendLease Corp. Ltd.	135,286	957,357
Macquarie Group Ltd.	69,521	9,087,195
Magellan Financial Group Ltd.(a)	28,503	379,258
Medibank Pvt Ltd.	540,902	1,185,263
Mirvac Group, REIT	774,362	1,435,021
National Australia Bank Ltd.	644,603	12,437,910
Newcrest Mining Ltd.	160,651	2,491,916
Northern Star Resources Ltd.	228,735	1,363,243
Orica Ltd.	81,022	802,729
Origin Energy Ltd.	345,912	1,384,167
Qantas Airways Ltd.*	183,743	628,887
QBE Insurance Group Ltd.	289,996	2,302,464
Ramsay Health Care Ltd.	36,412	1,624,559
REA Group Ltd.	10,120	1,048,400
Reece Ltd.	55,825	861,849
Rio Tinto Ltd.	72,909	5,796,681
Rio Tinto plc	209,639	14,776,488
Santos Ltd.	598,690	3,049,568
Scentre Group, REIT	1,019,420	2,116,466
SEEK Ltd.	69,513	1,440,532
Seven Group Holdings Ltd.	31,058	480,281
Sonic Healthcare Ltd.	94,195	2,536,699
South32 Ltd.	915,970	2,520,105
Stockland, REIT	468,855	1,351,442
Suncorp Group Ltd.	251,982	1,979,041
Sydney Airport*	259,720	1,596,270
Tabcorp Holdings Ltd.	437,154	1,535,977
Telstra Corp. Ltd.	817,569	2,272,779
TPG Telecom Ltd.	73,936	310,414
Transurban Group	602,919	5,326,324
Treasury Wine Estates Ltd.	141,776	1,065,622
Vicinity Centres, REIT	759,979	881,051
Washington H Soul Pattinson & Co. Ltd.	48,196	935,673
Wesfarmers Ltd.	222,692	8,309,202
Westpac Banking Corp.	720,533	10,392,199
WiseTech Global Ltd.	31,912	1,039,354
Woodside Petroleum Ltd.	190,442	3,403,009
Woolworths Group Ltd.	238,038	5,806,810
Worley Ltd.	73,695	607,221

		252,881,844

Austria — 0.4%
ANDRITZ AG	14,263	758,842
BAWAG Group AG(b)	13,825	829,709
Erste Group Bank AG	66,687	3,116,988
EVN AG*	7,510	221,071
Mondi plc	95,366	2,385,980
OMV AG	28,282	1,730,983
Raiffeisen Bank International AG	26,815	753,696
Strabag SE	2,859	123,056
Telekom Austria AG*	27,407	237,086
Verbund AG	13,375	1,416,549
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,125	208,691
voestalpine AG	22,012	731,792

		12,514,443

Belgium — 0.9%
Ackermans & van Haaren NV	4,462	861,277
Ageas SA	35,644	1,715,708
Anheuser-Busch InBev SA	170,509	10,749,077
D’ieteren Group	4,671	813,848
Elia Group SA/NV	6,607	891,580
Etablissements Franz Colruyt NV	11,289	458,556
Groupe Bruxelles Lambert SA	20,269	2,174,922
KBC Group NV	66,292	5,765,373
Proximus SADP(a)	30,915	631,302
Sofina SA	3,094	1,231,870
Solvay SA	14,349	1,728,900
Telenet Group Holding NV	9,497	364,576
UCB SA	24,832	2,470,915
Umicore SA	39,200	1,483,941
Warehouses De Pauw CVA, REIT	27,581	1,186,572

		32,528,417

Brazil — 0.1%
Yara International ASA	31,018	1,592,708

Chile — 0.0%(c)
Antofagasta plc	67,770	1,232,828

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

China — 0.7%
Budweiser Brewing Co. APAC Ltd.(b)	338,100	893,103
ESR Cayman Ltd.*(b)	281,400	954,143
Prosus NV*	171,055	14,231,067
Wilmar International Ltd.	619,100	1,969,471
Wuxi Biologics Cayman, Inc.*(b)	642,000	6,434,615

		24,482,399

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR*	20,193	539,029

Denmark — 2.4%
AP Moller - Maersk A/S, Class A	596	1,996,752
AP Moller - Maersk A/S, Class B	1,155	4,148,928
Carlsberg A/S, Class B	19,720	3,193,273
Chr Hansen Holding A/S	20,199	1,619,868
Coloplast A/S, Class B	23,333	3,393,138
Danske Bank A/S	133,777	2,596,779
Demant A/S*(a)	19,808	876,372
DSV A/S	41,953	8,524,041
Genmab A/S*	12,901	4,393,175
GN Store Nord A/S	27,138	1,642,228
Novo Nordisk A/S, Class B	323,771	32,204,953
Novozymes A/S, Class B	41,243	2,831,228
Orsted A/S(b)	37,155	3,958,679
Pandora A/S	19,640	2,135,648
Rockwool International A/S, Class A	1,175	381,436
Rockwool International A/S, Class B	1,393	533,534
Tryg A/S	70,718	1,675,722
Vestas Wind Systems A/S	198,343	5,367,239

		81,472,993

Finland — 1.4%
Elisa OYJ	29,580	1,737,583
Fortum OYJ	85,488	2,326,960
Huhtamaki OYJ	19,066	751,652
Kesko OYJ, Class A	18,679	537,129
Kesko OYJ, Class B	53,645	1,694,280
Kone OYJ, Class B	79,217	5,130,422
Konecranes OYJ	12,761	513,306
Metso Outotec OYJ	138,392	1,484,200
Neste OYJ	84,603	3,815,555
Nokia OYJ*	1,058,959	6,315,236
Nokian Renkaat OYJ	24,830	839,501
Nordea Bank Abp	692,619	8,226,713
Orion OYJ, Class A	6,056	243,909
Orion OYJ, Class B	21,102	858,065
Sampo OYJ, Class A	99,043	4,915,785
Stora Enso OYJ, Class A	10,038	204,956
Stora Enso OYJ, Class R	120,277	2,448,484
UPM-Kymmene OYJ	104,828	3,820,615
Wartsila OYJ Abp	95,300	1,176,613

		47,040,964

France — 10.0%
Adevinta ASA*	55,153	578,630
Aeroports de Paris*	5,116	694,246
Air Liquide SA	93,067	15,919,978
Airbus SE*	120,424	15,377,324
Alstom SA	57,922	1,877,815
Amundi SA(b)	11,966	930,192
Arkema SA	12,961	1,916,519
AXA SA	403,953	12,793,591
BioMerieux	9,299	1,090,427
BNP Paribas SA	225,831	16,121,942
Bollore SA	179,457	967,311
Bouygues SA	42,819	1,510,100
Bureau Veritas SA	56,861	1,626,926
Capgemini SE	30,830	6,931,086
Carrefour SA	121,912	2,320,180
Cie de Saint-Gobain	104,598	7,077,882
Cie Generale des Etablissements Michelin SCA	35,029	5,861,187
CNP Assurances	28,319	697,077
Covivio, REIT	9,403	785,227
Credit Agricole SA	273,281	4,111,361
Danone SA	135,064	8,421,389
Dassault Aviation SA	4,650	552,617
Dassault Systemes SE	135,796	6,566,873
Edenred	49,020	2,105,525
Eiffage SA	15,784	1,658,475
Electricite de France SA	93,032	894,801
Engie SA	349,162	5,370,743
EssilorLuxottica SA	59,059	11,173,101
Gecina SA, REIT	10,672	1,448,108
Getlink SE	85,337	1,346,180
Hermes International	6,843	10,274,208
Ipsen SA	7,997	778,114
Kering SA	14,486	10,817,639
Legrand SA	52,528	5,345,937
L’Oreal SA	48,194	20,585,906
LVMH Moet Hennessy Louis Vuitton SE	52,542	43,156,814
Orange SA	370,939	4,357,589
Pernod Ricard SA	39,604	8,471,271
Publicis Groupe SA	46,271	3,135,365
Safran SA	68,807	8,330,410
Sanofi	225,829	23,613,141
Sartorius Stedim Biotech	4,708	2,064,511
SEB SA	6,522	989,844
Societe Generale SA	155,875	5,786,130
Sodexo SA	16,218	1,508,333
Suez SA	17,567	391,753
Teleperformance	11,536	4,344,332
Thales SA	20,953	1,932,861
TotalEnergies SE	487,480	27,721,748
Unibail-Rodamco-Westfield, REIT*	22,865	1,742,249
Veolia Environnement SA	127,386	4,601,793
Vinci SA	102,244	11,206,615
Vivendi SE	158,942	2,082,993
Worldline SA*(b)	49,025	2,376,251

		344,342,620

Germany — 8.0%
adidas AG	36,607	10,045,595
Allianz SE (Registered)	80,977	20,791,061
Aroundtown SA	190,185	1,174,684

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
BASF SE	180,394	13,816,179
Bayer AG (Registered)	192,953	11,722,639
Bayerische Motoren Werke AG	62,665	6,632,647
Bayerische Motoren Werke AG (Preference)	11,331	980,655
Beiersdorf AG	19,302	1,919,845
Brenntag SE	30,344	2,599,760
Carl Zeiss Meditec AG	7,202	1,158,228
Commerzbank AG*	194,317	1,677,987
Continental AG*	21,213	2,056,603
Covestro AG(b)	37,945	2,276,435
Daimler AG	163,895	13,077,790
Deutsche Bank AG (Registered)*	405,926	5,651,919
Deutsche Boerse AG	37,316	6,633,010
Deutsche Lufthansa AG (Registered)*	117,399	912,873
Deutsche Post AG (Registered)	194,687	11,716,381
Deutsche Telekom AG (Registered)	665,971	12,572,856
Deutsche Wohnen SE	9,434	384,354
E.ON SE	440,955	6,081,861
Evonik Industries AG	37,525	1,224,204
Fresenius Medical Care AG & Co. KGaA	39,128	2,660,445
Fresenius SE & Co. KGaA	81,162	3,350,396
GEA Group AG	32,258	1,524,033
Hannover Rueck SE	11,842	2,389,030
HeidelbergCement AG	28,838	2,006,796
Henkel AG & Co. KGaA	19,390	1,532,024
Henkel AG & Co. KGaA (Preference)	34,993	2,862,024
Infineon Technologies AG	256,490	10,651,454
KION Group AG	14,172	1,310,247
Merck KGaA	25,385	5,566,886
MTU Aero Engines AG	10,492	2,232,584
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	27,517	8,711,468
Porsche Automobil Holding SE (Preference)	30,074	2,816,399
Puma SE	20,143	2,154,344
RWE AG	132,814	5,602,395
SAP SE	214,744	26,942,033
Sartorius AG (Preference)	4,853	2,620,024
Siemens AG (Registered)	156,928	24,915,646
Siemens Energy AG*	78,495	1,765,577
Siemens Healthineers AG(b)	55,387	3,559,294
Symrise AG	26,080	3,116,544
Talanx AG	10,556	505,223
Telefonica Deutschland Holding AG	183,334	526,310
TUI AG*(a)	225,865	778,485
Uniper SE	18,190	823,094
Volkswagen AG (Preference)	36,045	7,507,169
Vonovia SE	152,527	8,687,295
Zalando SE*(b)	38,078	3,022,170

		275,246,955

Hong Kong — 2.3%
AIA Group Ltd.	2,376,000	24,804,994
CK Asset Holdings Ltd.	387,000	2,583,383
CK Infrastructure Holdings Ltd.	121,000	745,647
CLP Holdings Ltd.	327,500	3,277,459
Dairy Farm International Holdings Ltd.	60,200	161,053
Hang Lung Properties Ltd.	362,000	773,487
Hang Seng Bank Ltd.	142,700	2,825,149
Henderson Land Development Co. Ltd.	259,000	1,132,658
HK Electric Investments & HK Electric Investments Ltd.(b)	457,000	454,829
HKT Trust & HKT Ltd.	713,000	972,957
Hong Kong & China Gas Co. Ltd.	2,125,100	3,275,328
Hong Kong Exchanges & Clearing Ltd.	234,100	13,361,430
Jardine Matheson Holdings Ltd.	49,700	2,935,429
Link, REIT	410,900	3,527,788
MTR Corp. Ltd.	304,000	1,645,500
New World Development Co. Ltd.	277,000	1,130,800
Power Assets Holdings Ltd.	268,500	1,649,829
Sino Land Co. Ltd.	618,000	800,739
Sun Hung Kai Properties Ltd.	301,500	3,678,455
Swire Pacific Ltd., Class A	98,500	596,721
Swire Pacific Ltd., Class B	180,000	178,437
Swire Properties Ltd.	209,800	559,269
Techtronic Industries Co. Ltd.	338,500	5,585,285
WH Group Ltd.(b)	1,536,924	1,028,217
Wharf Real Estate Investment Co. Ltd.	304,000	1,445,834

		79,130,677

Ireland — 0.6%
CRH plc	151,976	7,627,737
Flutter Entertainment plc*	29,980	4,561,268
Kerry Group plc, Class A	30,218	3,807,396
Kingspan Group plc	30,268	2,913,509
Smurfit Kappa Group plc	50,875	2,681,398

		21,591,308

Israel — 0.5%
Azrieli Group Ltd.	7,235	654,155
Bank Hapoalim BM	233,614	2,424,386
Bank Leumi Le-Israel BM	285,357	3,060,452
Bezeq The Israeli Telecommunication Corp. Ltd.*	406,015	698,928
Elbit Systems Ltd.	4,861	809,760
ICL Group Ltd.	136,914	1,238,184
Israel Discount Bank Ltd., Class A	228,620	1,533,091
Mizrahi Tefahot Bank Ltd.	29,411	1,136,955
Nice Ltd.*	12,397	3,173,355
Teva Pharmaceutical Industries Ltd.*	216,637	1,841,340

		16,570,606

Italy — 2.2%
A2A SpA	307,659	584,424
Amplifon SpA	18,231	774,929
Assicurazioni Generali SpA	239,109	5,031,990
Atlantia SpA*	98,936	1,835,786
Banca Mediolanum SpA	42,779	415,851
Banco BPM SpA	297,591	927,757
Brembo SpA	28,548	379,548
Buzzi Unicem SpA	18,763	391,791
Davide Campari-Milano NV	104,947	1,317,641
DiaSorin SpA	3,895	600,459

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Enel SpA	1,517,563	11,680,077
Eni SpA	495,711	7,446,169
Ferrari NV	25,138	5,793,621
FinecoBank Banca Fineco SpA	119,787	2,013,890
Hera SpA	159,700	663,933
Infrastrutture Wireless Italiane SpA(b)	70,637	761,637
Intesa Sanpaolo SpA	3,358,303	9,980,342
Leonardo SpA*	80,464	581,174
Mediobanca Banca di Credito Finanziario SpA	141,155	1,617,159
Moncler SpA	41,390	2,656,392
Nexi SpA*(b)	89,888	1,314,833
Pirelli & C SpA(b)	87,479	618,498
Poste Italiane SpA(b)	89,783	1,205,122
Prysmian SpA	52,666	1,775,978
Recordati Industria Chimica e Farmaceutica SpA	19,716	1,104,500
Snam SpA	402,656	2,256,356
Telecom Italia SpA	1,198,439	535,184
Telecom Italia SpA	1,987,125	936,492
Terna - Rete Elettrica Nazionale	276,342	2,171,333
UniCredit SpA	437,224	6,948,981
UnipolSai Assicurazioni SpA(a)	84,391	246,396

		74,568,243

Japan — 24.1%
ABC-Mart, Inc.	6,200	283,087
Acom Co. Ltd.	90,300	253,436
Advance Residence Investment Corp., REIT	275	808,894
Advantest Corp.	39,100	3,327,902
Aeon Co. Ltd.	171,300	3,903,440
Aeon Mall Co. Ltd.	18,900	273,227
AGC, Inc.	44,600	2,046,935
Air Water, Inc.	45,000	685,911
Aisin Corp.	35,800	1,300,005
Ajinomoto Co., Inc.	107,900	3,010,571
Alfresa Holdings Corp.	41,500	591,743
Amada Co. Ltd.	70,500	682,546
ANA Holdings, Inc.*	31,800	671,544
Asahi Group Holdings Ltd.	99,500	4,061,661
Asahi Intecc Co. Ltd.	46,700	796,748
Asahi Kasei Corp.	273,800	2,704,576
Asics Corp.	37,200	722,262
Astellas Pharma, Inc.	365,600	5,900,994
Bandai Namco Holdings, Inc.	43,500	3,057,534
Bank of Kyoto Ltd. (The)	15,100	704,003
Benefit One, Inc.	15,100	459,242
Bridgestone Corp.	119,200	5,219,917
Brother Industries Ltd.	52,100	959,477
Calbee, Inc.	22,800	524,805
Canon, Inc.	204,400	4,834,210
Capcom Co. Ltd.	31,900	770,090
Casio Computer Co. Ltd.	45,200	565,312
Central Japan Railway Co.	40,400	5,300,909
Chiba Bank Ltd. (The)	145,800	942,549
Chubu Electric Power Co., Inc.	141,500	1,417,250
Chugai Pharmaceutical Co. Ltd.	125,300	4,069,717
Chugoku Electric Power Co., Inc. (The)	64,700	508,518
Concordia Financial Group Ltd.	237,600	976,383
Cosmos Pharmaceutical Corp.	4,200	524,516
CyberAgent, Inc.	80,500	938,647
Dai Nippon Printing Co. Ltd.	54,200	1,301,079
Daifuku Co. Ltd.	24,900	1,728,677
Dai-ichi Life Holdings, Inc.	219,300	4,936,325
Daiichi Sankyo Co. Ltd.	359,500	8,077,966
Daikin Industries Ltd.	57,600	12,092,787
Daito Trust Construction Co. Ltd.	13,500	1,547,998
Daiwa House Industry Co. Ltd.	130,800	3,817,159
Daiwa House REIT Investment Corp., REIT	414	1,233,292
Daiwa Securities Group, Inc.	300,400	1,810,120
Denso Corp.	102,100	7,620,103
Dentsu Group, Inc.	48,800	1,690,031
Disco Corp.	5,800	1,594,731
East Japan Railway Co.	74,100	4,231,324
Eisai Co. Ltd.	58,300	2,919,958
ENEOS Holdings, Inc.	634,400	2,526,578
FANUC Corp.	37,600	7,435,337
Fast Retailing Co. Ltd.	12,900	7,591,196
Fuji Electric Co. Ltd.	29,300	1,565,976
FUJIFILM Holdings Corp.	78,900	5,289,143
Fujitsu Ltd.	36,100	4,772,362
Fukuoka Financial Group, Inc.	37,500	736,468
GLP J-REIT, REIT	882	1,419,679
GMO Payment Gateway, Inc.	8,800	772,216
Hakuhodo DY Holdings, Inc.	59,700	914,469
Hamamatsu Photonics KK	28,900	1,478,562
Hankyu Hanshin Holdings, Inc.	47,500	1,383,269
Harmonic Drive Systems, Inc.	10,000	395,527
Haseko Corp.	44,200	561,232
Hikari Tsushin, Inc.	4,000	480,259
Hino Motors Ltd.	57,100	496,337
Hirose Electric Co. Ltd.	6,500	968,876
Hitachi Construction Machinery Co. Ltd.	20,400	518,717
Hitachi Ltd.	190,100	9,880,644
Hitachi Metals Ltd.*	39,500	712,291
Honda Motor Co. Ltd.	337,900	9,952,095
Hoshizaki Corp.	11,700	864,565
Hoya Corp.	72,500	9,400,955
Hulic Co. Ltd.	116,200	1,123,150
Ibiden Co. Ltd.	26,300	1,469,654
Idemitsu Kosan Co. Ltd.	48,600	1,245,212
Iida Group Holdings Co. Ltd.	35,200	732,323
Inpex Corp.	212,500	2,148,268
Isuzu Motors Ltd.	122,100	1,495,725
ITOCHU Corp.	292,700	9,403,416
Itochu Techno-Solutions Corp.	18,900	515,594
Japan Airlines Co. Ltd.*	28,700	543,222
Japan Airport Terminal Co. Ltd.*	18,500	801,575
Japan Exchange Group, Inc.	105,200	2,164,053
Japan Metropolitan Fund Invest, REIT	1,374	1,157,887
Japan Post Holdings Co. Ltd.*	236,800	2,021,215
Japan Post Insurance Co. Ltd.	39,200	687,320

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Japan Prime Realty Investment Corp., REIT	189	617,414
Japan Real Estate Investment Corp., REIT	272	1,495,714
Japan Tobacco, Inc.	216,000	4,312,415
JFE Holdings, Inc.	113,500	1,458,118
JSR Corp.	42,100	1,395,539
Kajima Corp.	97,600	1,178,775
Kakaku.com, Inc.	25,400	526,074
Kansai Electric Power Co., Inc. (The)	162,200	1,531,026
Kansai Paint Co. Ltd.	50,900	1,056,572
Kao Corp.	93,300	4,662,348
Kawasaki Heavy Industries Ltd.	33,400	647,244
KDDI Corp.	325,900	10,412,087
Keio Corp.	24,200	1,088,531
Keisei Electric Railway Co. Ltd.	33,800	953,874
Kewpie Corp.	22,300	460,041
Keyence Corp.	37,700	19,337,184
Kikkoman Corp.	38,000	2,872,343
Kinden Corp.	26,300	375,935
Kintetsu Group Holdings Co. Ltd.*	37,400	1,086,678
Kirin Holdings Co. Ltd.	163,300	2,617,396
Kobayashi Pharmaceutical Co. Ltd.	11,500	895,539
Kobe Bussan Co. Ltd.	24,900	775,122
Koei Tecmo Holdings Co. Ltd.	11,900	430,502
Koito Manufacturing Co. Ltd.	25,300	1,270,326
Komatsu Ltd.	191,100	4,802,143
Konami Holdings Corp.	19,800	1,067,415
Kose Corp.	6,700	612,578
Kubota Corp.	225,400	4,833,825
Kuraray Co. Ltd.	70,700	635,157
Kurita Water Industries Ltd.	21,300	866,133
Kyocera Corp.	68,900	4,249,154
Kyowa Kirin Co. Ltd.	49,900	1,243,748
Kyushu Electric Power Co., Inc.	94,300	698,743
Kyushu Railway Co.	31,300	653,873
Lasertec Corp.	15,200	3,409,930
Lawson, Inc.	10,000	438,291
Lion Corp.	59,500	777,424
Lixil Corp.	57,200	1,309,317
M3, Inc.	84,000	3,229,513
Makita Corp.	55,000	2,058,290
Marubeni Corp.	341,400	3,512,987
Marui Group Co. Ltd.	43,800	845,069
MatsukiyoCocokara & Co.	26,500	907,043
Mazda Motor Corp.*	117,900	908,272
McDonald’s Holdings Co. Japan Ltd.	14,800	646,322
Medipal Holdings Corp.	41,200	741,396
MEIJI Holdings Co. Ltd.	28,500	1,777,877
Mercari, Inc.*	22,100	834,623
MINEBEA MITSUMI, Inc.	79,800	1,952,753
MISUMI Group, Inc.	55,900	1,813,501
Mitsubishi Chemical Holdings Corp.	278,000	2,180,684
Mitsubishi Corp.	291,900	9,910,716
Mitsubishi Electric Corp.	421,700	5,281,118
Mitsubishi Estate Co. Ltd.	273,300	3,936,183
Mitsubishi Gas Chemical Co., Inc.	40,700	779,621
Mitsubishi HC Capital, Inc.	155,500	803,108
Mitsubishi Heavy Industries Ltd.	66,200	1,797,952
Mitsubishi Motors Corp.*	136,000	388,308
Mitsubishi UFJ Financial Group, Inc.	2,534,100	15,359,893
Mitsui & Co. Ltd.	322,600	8,044,153
Mitsui Chemicals, Inc.	40,100	1,072,460
Mitsui Fudosan Co. Ltd.	189,600	4,064,521
Mitsui OSK Lines Ltd.	23,700	1,835,387
Mizuho Financial Group, Inc.	498,800	6,756,749
MonotaRO Co. Ltd.	48,700	800,180
MS&AD Insurance Group Holdings, Inc.	92,100	3,158,989
Murata Manufacturing Co. Ltd.	126,100	9,480,612
Nabtesco Corp.	24,000	750,215
Nagoya Railroad Co. Ltd.*	39,200	619,008
NEC Corp.	53,600	2,091,113
Nexon Co. Ltd.	91,600	1,726,810
NGK Insulators Ltd.	53,000	895,580
NGK Spark Plug Co. Ltd.	34,200	581,397
NH Foods Ltd.	20,300	782,853
Nidec Corp.	107,800	9,554,300
Nihon M&A Center Holdings, Inc.	58,800	925,701
Nikon Corp.	68,300	712,845
Nintendo Co. Ltd.	23,000	11,270,959
Nippon Building Fund, Inc., REIT	324	1,876,329
NIPPON EXPRESS HOLDINGS, Inc.	17,000	1,007,484
Nippon Paint Holdings Co. Ltd.	283,900	2,270,467
Nippon Prologis REIT, Inc., REIT	508	1,585,081
Nippon Sanso Holdings Corp.	41,600	826,126
Nippon Shinyaku Co. Ltd.	12,000	784,450
Nippon Steel Corp.	186,600	3,049,895
Nippon Telegraph & Telephone Corp.	234,800	6,719,444
Nippon Yusen KK	33,400	2,618,339
Nissan Chemical Corp.	28,100	1,524,658
Nissan Motor Co. Ltd.*	472,600	2,501,279
Nisshin Seifun Group, Inc.	51,900	728,789
Nissin Foods Holdings Co. Ltd.	16,500	1,170,389
Nitori Holdings Co. Ltd.	17,200	2,464,118
Nitto Denko Corp.	29,400	2,289,073
Nomura Holdings, Inc.	603,300	2,665,107
Nomura Real Estate Holdings, Inc.	23,200	543,271
Nomura Real Estate Master Fund, Inc., REIT	926	1,284,764
Nomura Research Institute Ltd.	85,200	2,982,502
NSK Ltd.	97,600	665,733
NTT Data Corp.	126,700	2,428,932
Obayashi Corp.	141,800	1,148,885
Obic Co. Ltd.	13,100	2,164,404
Odakyu Electric Railway Co. Ltd.	68,000	1,201,612
Oji Holdings Corp.	199,300	1,060,890
Olympus Corp.	255,100	5,708,385
Omron Corp.	40,400	2,953,623
Ono Pharmaceutical Co. Ltd.	97,500	2,364,542
Open House Group Co. Ltd.	14,600	755,889
Oracle Corp.	6,500	486,139
Oriental Land Co. Ltd.	44,900	7,816,345
ORIX Corp.	239,900	4,948,447

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Orix JREIT, Inc., REIT	548	786,410
Osaka Gas Co. Ltd.	81,900	1,392,823
Otsuka Corp.	23,200	941,382
Otsuka Holdings Co. Ltd.	109,600	3,739,260
Pan Pacific International Holdings Corp.	104,500	1,406,448
Panasonic Corp.	457,800	5,040,152
Persol Holdings Co. Ltd.	37,100	957,767
Pola Orbis Holdings, Inc.	16,700	248,903
Rakuten Group, Inc.	180,000	1,561,568
Recruit Holdings Co. Ltd.	333,100	16,464,669
Renesas Electronics Corp.*	273,900	3,143,499
Resona Holdings, Inc.	476,100	2,046,011
Ricoh Co. Ltd.	146,300	1,235,418
Rinnai Corp.	7,500	669,788
Rohm Co. Ltd.	17,300	1,457,303
Ryohin Keikaku Co. Ltd.	52,400	752,432
Santen Pharmaceutical Co. Ltd.	79,500	902,657
SBI Holdings, Inc.	48,500	1,251,097
SCSK Corp.	30,500	516,104
Secom Co. Ltd.	42,100	2,964,434
Sega Sammy Holdings, Inc.	35,000	587,673
Seibu Holdings, Inc.*	53,900	528,792
Seiko Epson Corp.	61,200	953,282
Sekisui Chemical Co. Ltd.	87,100	1,522,856
Sekisui House Ltd.	127,700	2,587,223
Seven & i Holdings Co. Ltd.	156,600	7,964,463
SG Holdings Co. Ltd.	99,300	2,107,969
Sharp Corp.	42,800	475,770
Shimadzu Corp.	54,100	1,952,022
Shimano, Inc.	16,700	3,744,844
Shimizu Corp.	139,400	928,185
Shin-Etsu Chemical Co. Ltd.	77,800	13,016,671
Shinsei Bank Ltd.	25,200	467,242
Shionogi & Co. Ltd.	55,700	3,174,491
Shiseido Co. Ltd.	78,600	3,964,899
Shizuoka Bank Ltd. (The)	116,900	918,538
Showa Denko KK	36,400	756,166
SMC Corp.	12,200	6,804,691
SoftBank Corp.	545,300	6,835,811
SoftBank Group Corp.	247,000	10,941,987
Sohgo Security Services Co. Ltd.	17,100	620,175
Sojitz Corp.	42,180	661,036
Sompo Holdings, Inc.	69,600	3,256,826
Sony Group Corp.	247,600	27,698,635
Square Enix Holdings Co. Ltd.	17,700	867,972
Stanley Electric Co. Ltd.	29,600	691,881
Subaru Corp.	120,900	2,200,545
SUMCO Corp.	63,300	1,167,005
Sumitomo Chemical Co. Ltd.	325,200	1,640,000
Sumitomo Corp.	245,700	3,797,395
Sumitomo Dainippon Pharma Co. Ltd.	38,300	416,866
Sumitomo Electric Industries Ltd.	155,900	2,067,000
Sumitomo Heavy Industries Ltd.	24,400	640,804
Sumitomo Metal Mining Co. Ltd.	53,700	2,480,388
Sumitomo Mitsui Financial Group, Inc.	269,900	9,722,060
Sumitomo Mitsui Trust Holdings, Inc.	73,600	2,545,176
Sumitomo Realty & Development Co. Ltd.	93,500	2,892,908
Sumitomo Rubber Industries Ltd.	37,300	388,137
Sundrug Co. Ltd.	13,500	339,955
Suntory Beverage & Food Ltd.	25,100	963,808
Suzuki Motor Corp.	96,400	4,104,148
Sysmex Corp.	33,300	3,169,857
T&D Holdings, Inc.	115,700	1,709,851
Taisei Corp.	40,500	1,327,633
Taisho Pharmaceutical Holdings Co. Ltd.	11,400	559,879
Takeda Pharmaceutical Co. Ltd.	310,700	9,005,080
TDK Corp.	76,200	2,751,955
Terumo Corp.	149,200	5,446,376
TIS, Inc.	42,800	1,125,668
Tobu Railway Co. Ltd.	41,100	962,694
Toho Co. Ltd.	27,500	1,065,287
Tohoku Electric Power Co., Inc.	98,700	695,231
Tokio Marine Holdings, Inc.	137,100	8,181,264
Tokyo Century Corp.	9,700	478,689
Tokyo Electric Power Co. Holdings, Inc.*	159,900	426,014
Tokyo Electron Ltd.	30,900	15,114,215
Tokyo Gas Co. Ltd.	80,600	1,627,455
Tokyu Corp.	111,700	1,484,251
Tokyu Fudosan Holdings Corp.	120,500	660,121
TOPPAN, Inc.	68,600	1,304,912
Toray Industries, Inc.	320,500	2,025,501
Toshiba Corp.	85,100	3,523,995
Tosoh Corp.	63,800	998,246
TOTO Ltd.	31,300	1,347,167
Toyo Suisan Kaisha Ltd.	20,200	827,650
Toyota Boshoku Corp.	20,000	354,509
Toyota Industries Corp.	40,200	3,135,947
Toyota Motor Corp.	2,531,400	50,028,510
Toyota Tsusho Corp.	46,700	1,893,848
Trend Micro, Inc.	27,700	1,469,557
Tsuruha Holdings, Inc.	7,800	628,246
Unicharm Corp.	87,800	3,392,901
United Urban Investment Corp., REIT	620	732,564
USS Co. Ltd.	43,600	711,582
Welcia Holdings Co. Ltd.	20,300	548,259
West Japan Railway Co.	48,000	2,011,380
Workman Co. Ltd.	4,600	203,144
Yakult Honsha Co. Ltd.	31,600	1,602,167
Yamada Holdings Co. Ltd.	142,400	480,581
Yamaha Corp.	32,300	1,471,432
Yamaha Motor Co. Ltd.	61,900	1,474,057
Yamato Holdings Co. Ltd.	67,900	1,445,880
Yamazaki Baking Co. Ltd.	35,500	507,574
Yaskawa Electric Corp.	52,400	2,194,007
Yokogawa Electric Corp.	47,400	776,672
Z Holdings Corp.	511,300	2,596,722
ZOZO, Inc.	22,200	591,573

		829,408,981

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Jordan — 0.0%(c)
Hikma Pharmaceuticals plc	35,362	993,430

Luxembourg — 0.2%
ArcelorMittal SA	125,469	3,726,937
Eurofins Scientific SE	25,264	2,536,578
RTL Group SA	7,383	417,918

		6,681,433

Macau — 0.1%
Galaxy Entertainment Group Ltd.*	393,000	2,275,966
Sands China Ltd.*	476,800	1,329,534

		3,605,500

Mexico — 0.0%(c)
Fresnillo plc	36,627	310,407

Netherlands — 5.2%
Adyen NV*(b)	5,993	12,195,141
Aegon NV	277,174	1,563,676
Akzo Nobel NV	36,817	3,810,841
Argenx SE*	9,170	2,453,817
Argenx SE*	833	219,079
ASM International NV	7,552	2,594,720
ASML Holding NV	81,181	54,983,432
EXOR NV	22,247	1,865,431
HAL Trust	17,035	2,672,704
Heineken Holding NV	19,800	1,735,905
Heineken NV	46,384	4,974,527
ING Groep NV	766,774	11,339,901
JDE Peet’s NV	16,951	507,583
Koninklijke Ahold Delhaize NV	205,387	6,659,594
Koninklijke DSM NV	34,328	6,435,143
Koninklijke KPN NV	693,388	2,287,145
Koninklijke Philips NV	180,183	5,993,479
NN Group NV	62,433	3,493,882
Randstad NV	24,569	1,598,304
Shell plc	1,516,687	38,961,767
Universal Music Group NV	259,996	6,419,078
Wolters Kluwer NV	51,560	5,247,704

		178,012,853

New Zealand — 0.2%
a2 Milk Co. Ltd. (The)*	147,823	545,098
Auckland International Airport Ltd.*	237,175	1,125,845
Contact Energy Ltd.	154,309	799,898
Fisher & Paykel Healthcare Corp. Ltd.	113,336	2,085,216
Fletcher Building Ltd.	160,835	684,044
Mercury NZ Ltd.	124,593	458,069
Meridian Energy Ltd.	239,417	690,136
Ryman Healthcare Ltd.	83,505	546,025
Spark New Zealand Ltd.	367,166	1,049,409

		7,983,740

Norway — 0.8%
Aker ASA, Class A	4,729	404,538
Aker BP ASA	24,754	857,707
AutoStore Holdings Ltd.*(a)	673,386	1,889,024
DNB Bank ASA	176,611	4,203,377
Equinor ASA	211,144	5,820,781
Gjensidige Forsikring ASA	37,316	911,499
Kongsberg Gruppen ASA	17,780	538,842
Leroy Seafood Group ASA	55,670	464,041
Mowi ASA	88,359	2,168,677
Norsk Hydro ASA	268,200	2,061,201
Orkla ASA	147,516	1,409,722
Salmar ASA	11,106	757,244
Schibsted ASA, Class A	15,167	449,317
Schibsted ASA, Class B	19,874	518,413
Storebrand ASA	92,699	988,299
Telenor ASA	126,435	2,089,532
TOMRA Systems ASA	22,968	1,148,287

		26,680,501

Poland — 0.3%
Allegro.eu SA*(b)	77,307	716,510
Bank Polska Kasa Opieki SA	34,539	1,150,886
CD Projekt SA	14,019	622,378
Cyfrowy Polsat SA	52,757	407,548
Dino Polska SA*(b)	9,551	734,917
ING Bank Slaski SA	6,463	428,978
KGHM Polska Miedz SA	26,711	921,401
LPP SA	209	817,491
mBank SA*	2,610	298,911
PGE Polska Grupa Energetyczna SA*	159,851	301,132
Polski Koncern Naftowy ORLEN SA	57,122	998,348
Polskie Gornictwo Naftowe i Gazownictwo SA	321,676	420,075
Powszechna Kasa Oszczednosci Bank Polski SA*	169,401	1,983,063
Powszechny Zaklad Ubezpieczen SA	111,936	996,642
Santander Bank Polska SA	6,706	575,328

		11,373,608

Portugal — 0.2%
EDP — Energias de Portugal SA	576,373	2,950,518
Galp Energia SGPS SA	89,363	985,342
Jeronimo Martins SGPS SA	54,382	1,306,856

		5,242,716

Russia — 0.1%
Coca-Cola HBC AG*	38,569	1,277,430
Evraz plc	101,842	691,876
Polymetal International plc	66,036	948,848

		2,918,154

Singapore — 1.3%
Ascendas, REIT	659,100	1,351,710
CapitaLand Integrated Commercial Trust, REIT	980,237	1,413,204
Capitaland Investment Ltd.*	489,700	1,256,507
City Developments Ltd.	93,500	491,153
DBS Group Holdings Ltd.	353,100	9,274,833
Frasers Property Ltd.	165,900	136,311
Genting Singapore Ltd.	1,127,200	615,950
Great Eastern Holdings Ltd.	11,500	179,614
Jardine Cycle & Carriage Ltd.	19,500	293,151
Keppel Corp. Ltd.	282,100	1,189,394
Mapletree Commercial Trust, REIT	436,000	583,593
Olam International Ltd.	176,000	219,914

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Oversea-Chinese Banking Corp. Ltd.	785,900	7,315,370
SATS Ltd.*	134,000	389,726
Singapore Airlines Ltd.*	262,350	978,594
Singapore Exchange Ltd.	161,700	1,119,251
Singapore Technologies Engineering Ltd.	299,800	833,282
Singapore Telecommunications Ltd.	1,394,200	2,527,998
STMicroelectronics NV	128,764	6,054,581
United Overseas Bank Ltd.	302,300	6,756,002
UOL Group Ltd.	92,800	503,252
Venture Corp. Ltd.	53,600	702,253

		44,185,643

South Africa — 0.3%
Anglo American plc	264,862	11,676,575

South Korea — 0.1%
Delivery Hero SE*(b)	37,274	2,877,178

Spain — 2.3%
Acciona SA	4,848	844,449
ACS Actividades de Construccion y Servicios SA	53,084	1,340,191
Aena SME SA*(b)	14,436	2,332,606
Amadeus IT Group SA*	88,481	6,083,974
Banco Bilbao Vizcaya Argentaria SA	1,309,611	8,361,382
Banco Santander SA	3,405,802	11,942,799
CaixaBank SA	854,906	2,750,559
Cellnex Telecom SA(b)	112,077	5,082,201
Corp. ACCIONA Energias Renovables SA*	10,994	334,594
EDP Renovaveis SA	47,164	991,456
Enagas SA	48,884	1,056,973
Endesa SA	62,384	1,396,689
Ferrovial SA	99,768	2,772,409
Grifols SA	57,748	1,018,347
Grifols SA (Preference), Class B	51,977	602,795
Iberdrola SA	1,137,807	13,045,032
Industria de Diseno Textil SA	220,367	6,683,597
Mapfre SA	193,549	420,348
Naturgy Energy Group SA	64,749	2,050,102
Red Electrica Corp. SA	85,016	1,713,772
Repsol SA	275,990	3,507,172
Siemens Gamesa Renewable Energy SA*	44,147	955,247
Telefonica SA	1,051,980	4,903,877

		80,190,571

Sweden — 3.9%
Alfa Laval AB	58,492	1,975,930
Assa Abloy AB, Class B	194,784	5,333,597
Atlas Copco AB, Class A	126,943	7,513,258
Atlas Copco AB, Class B	76,640	3,919,585
Axfood AB	20,867	531,554
Beijer Ref AB	48,667	849,434
Boliden AB	53,719	2,175,219
Castellum AB	56,176	1,323,156
Electrolux AB, Class B	49,614	1,032,328
Elekta AB, Class B	68,884	704,973
Embracer Group AB*	130,281	1,307,152
Epiroc AB, Class A	122,962	2,623,902
Epiroc AB, Class B	76,592	1,386,227
EQT AB	54,240	2,125,478
Essity AB, Class A(a)	5,611	156,914
Essity AB, Class B	118,304	3,335,037
Evolution AB(b)	35,489	4,415,442
Fabege AB	53,275	794,856
Fastighets AB Balder, Class B*	20,655	1,368,371
Getinge AB, Class B	42,928	1,678,295
H & M Hennes & Mauritz AB, Class B	146,312	2,913,197
Hexagon AB, Class B	407,774	5,500,084
Hexpol AB	51,780	617,825
Holmen AB, Class B	18,196	883,775
Husqvarna AB, Class A	4,877	68,131
Husqvarna AB, Class B	81,300	1,130,392
Industrivarden AB, Class A	36,311	1,147,861
Industrivarden AB, Class C	33,423	1,038,138
Indutrade AB	52,204	1,298,721
Intrum AB	14,763	444,448
Investment AB Latour, Class B	26,751	832,330
Investor AB, Class A	112,640	2,562,480
Investor AB, Class B	357,839	7,769,376
Kinnevik AB, Class A*	1,656	52,311
Kinnevik AB, Class B*	47,559	1,421,473
L E Lundbergforetagen AB, Class B	12,696	648,722
Lifco AB, Class B	41,622	975,630
Lundin Energy AB	37,625	1,530,129
Nibe Industrier AB, Class B	276,641	2,629,350
Nordnet AB publ	32,307	503,507
Saab AB, Class B	16,186	383,835
Sagax AB, Class B	32,781	956,884
Sagax AB, Class D	21,823	74,064
Samhallsbyggnadsbolaget i Norden AB(a)	219,454	1,323,555
Samhallsbyggnadsbolaget i Norden AB, Class D	29,319	95,773
Sandvik AB	214,340	5,644,545
Securitas AB, Class B	63,550	767,573
Sinch AB*(b)	114,309	1,175,203
Skandinaviska Enskilda Banken AB, Class A	315,391	4,077,012
Skandinaviska Enskilda Banken AB, Class C(a)	2,798	39,101
Skanska AB, Class B	78,605	1,924,477
SKF AB, Class A	2,863	64,784
SKF AB, Class B	74,263	1,628,004
SSAB AB, Class A*	44,150	261,385
SSAB AB, Class B*	125,521	653,534
Storskogen Group AB, Class B*	194,657	872,618
Svenska Cellulosa AB SCA, Class A	6,162	107,164
Svenska Cellulosa AB SCA, Class B	117,742	2,050,318
Svenska Handelsbanken AB, Class A	301,753	3,215,951
Svenska Handelsbanken AB, Class B(a)	7,331	88,835
Swedbank AB, Class A	182,313	3,569,362
Swedish Match AB	310,320	2,401,034

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Tele2 AB, Class B	98,368	1,431,261
Telefonaktiebolaget LM Ericsson, Class A	12,174	151,044
Telefonaktiebolaget LM Ericsson, Class B	567,231	7,082,504
Telia Co. AB	489,968	1,931,159
Trelleborg AB, Class B	47,643	1,199,598
Vitrolife AB	12,536	515,510
Volvo AB, Class A	38,044	870,218
Volvo AB, Class B	311,984	7,040,364
Volvo Car AB, Class B*	585,196	4,438,920

		134,554,177

Switzerland — 9.3%
ABB Ltd. (Registered)	350,827	12,163,802
Adecco Group AG (Registered)	33,040	1,573,802
Alcon, Inc.	98,144	7,567,749
Baloise Holding AG (Registered)	8,995	1,575,713
Barry Callebaut AG (Registered)	593	1,361,308
Chocoladefabriken Lindt & Spruengli AG	209	2,425,521
Chocoladefabriken Lindt & Spruengli AG (Registered)	21	2,418,065
Cie Financiere Richemont SA (Registered)	102,524	14,900,208
Credit Suisse Group AG (Registered)	494,592	4,701,304
EMS-Chemie Holding AG (Registered)	1,331	1,346,282
Geberit AG (Registered)	7,045	4,786,589
Givaudan SA (Registered)	1,559	6,458,825
Holcim Ltd.*	101,617	5,507,775
Julius Baer Group Ltd.	43,450	2,839,444
Kuehne + Nagel International AG (Registered)	9,961	2,812,857
Lonza Group AG (Registered)	14,627	10,084,466
Mediclinic International plc*	80,617	347,751
Nestle SA (Registered)	552,882	71,398,283
Novartis AG (Registered)	478,135	41,544,935
Partners Group Holding AG	4,458	6,215,339
Roche Holding AG	137,988	53,401,271
Roche Holding AG	5,343	2,200,229
Schindler Holding AG	7,998	2,007,370
Schindler Holding AG (Registered)	3,952	991,450
SGS SA (Registered)	1,192	3,399,074
Sika AG (Registered)	27,868	9,750,296
Sonova Holding AG (Registered)	10,423	3,713,090
Straumann Holding AG (Registered)	2,250	3,728,441
Swatch Group AG (The)	5,683	1,657,857
Swatch Group AG (The) (Registered)	10,692	600,196
Swiss Life Holding AG (Registered)	6,193	3,985,878
Swisscom AG (Registered)	4,986	2,849,875
Temenos AG (Registered)	13,201	1,582,336
UBS Group AG (Registered)	727,177	13,488,809
Vifor Pharma AG	9,193	1,628,513
Zurich Insurance Group AG	29,550	14,134,013

		321,148,716

United Arab Emirates — 0.0%
NMC Health plc*‡	300	—

United Kingdom — 12.9%
3i Group plc	191,141	3,559,774
abrdn plc	428,307	1,400,730
Admiral Group plc	53,086	2,257,258
Allfunds Group plc*	37,543	527,535
Ashtead Group plc	88,247	6,312,133
ASOS plc*	13,896	416,925
Associated British Foods plc	69,970	1,846,923
AstraZeneca plc	304,255	35,393,384
Auto Trader Group plc(b)	190,318	1,724,594
AVEVA Group plc	24,279	963,436
Aviva plc	771,712	4,556,190
B&M European Value Retail SA	167,149	1,279,964
BAE Systems plc	633,353	4,956,468
Barclays plc	3,130,339	8,398,137
Barratt Developments plc	200,199	1,665,063
Berkeley Group Holdings plc	22,067	1,259,364
BP plc	3,989,922	20,683,452
Bridgepoint Group plc*(b)	43,657	223,995
British American Tobacco plc	448,715	19,157,889
British Land Co. plc (The), REIT	184,222	1,377,527
BT Group plc	1,722,862	4,563,298
Bunzl plc	66,248	2,481,452
Burberry Group plc	79,518	2,017,289
Centrica plc*	1,154,939	1,135,612
CK Hutchison Holdings Ltd.	527,000	3,745,560
CNH Industrial NV	195,622	2,981,688
Coca-Cola Europacific Partners plc	39,402	2,251,824
Compass Group plc	350,664	7,969,770
ConvaTec Group plc(b)	316,307	750,953
Croda International plc	27,994	3,023,298
Darktrace plc*	61,658	341,590
DCC plc	19,902	1,673,431
Dechra Pharmaceuticals plc	21,275	1,194,997
Deliveroo plc*(b)	79,311	166,630
Derwent London plc, REIT	22,036	1,018,210
Diageo plc	457,902	23,106,375
Direct Line Insurance Group plc	264,210	1,089,109
Dr. Martens plc	113,165	470,166
DS Smith plc	269,823	1,377,974
easyJet plc*	113,029	954,926
Entain plc*	115,173	2,493,422
Experian plc	190,420	7,953,444
GlaxoSmithKline plc	983,833	21,955,223
Halma plc	74,563	2,527,215
Harbour Energy plc*	112,249	547,731
Hargreaves Lansdown plc	69,869	1,268,523
Hiscox Ltd.	70,350	924,707
Howden Joinery Group plc	118,407	1,306,318
HSBC Holdings plc	4,075,459	29,006,448
Imperial Brands plc	186,468	4,421,131
Informa plc*	295,220	2,233,154
InterContinental Hotels Group plc*	36,869	2,436,062
Intermediate Capital Group plc	57,766	1,491,842
Intertek Group plc	31,699	2,300,412
ITV plc*	711,552	1,088,426
J Sainsbury plc	343,460	1,349,643
JD Sports Fashion plc	486,282	1,246,909

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Johnson Matthey plc	39,073	1,031,867
Kingfisher plc	414,711	1,859,713
Land Securities Group plc, REIT	147,563	1,584,892
Legal & General Group plc	1,172,526	4,584,531
Lloyds Banking Group plc	13,940,595	9,674,385
London Stock Exchange Group plc	63,633	6,230,527
M&G plc	510,636	1,494,488
Marks & Spencer Group plc*	384,583	1,138,139
Meggitt plc*	153,459	1,549,975
Melrose Industries plc	858,771	1,749,332
National Grid plc	761,324	11,140,404
NatWest Group plc	1,040,794	3,420,864
Next plc	26,112	2,660,441
Ocado Group plc*	126,915	2,585,969
Oxford Nanopore Technologies plc*	73,938	482,280
Pearson plc	148,598	1,240,712
Pepco Group NV*(b)	19,199	184,662
Persimmon plc	62,672	2,041,823
Phoenix Group Holdings plc	166,845	1,493,666
Prudential plc	539,407	9,092,102
Reckitt Benckiser Group plc	144,659	11,720,587
RELX plc	389,357	11,976,779
Rentokil Initial plc	365,183	2,557,283
Rightmove plc	171,965	1,515,614
Rolls-Royce Holdings plc*	1,643,453	2,576,082
Royal Mail plc	155,160	927,184
Sage Group plc (The)	220,130	2,151,106
Schroders plc	23,972	1,099,136
Schroders plc (Non-Voting)	10,000	290,813
Segro plc, REIT	236,167	4,163,570
Severn Trent plc	49,756	1,931,743
Smith & Nephew plc	173,792	2,955,677
Smiths Group plc	77,847	1,640,827
Spirax-Sarco Engineering plc	14,482	2,610,464
SSE plc	205,884	4,429,810
St. James’s Place plc	106,107	2,190,307
Standard Chartered plc	501,948	3,655,566
Tate & Lyle plc	93,142	890,927
Taylor Wimpey plc	716,206	1,469,339
Tesco plc	1,518,552	6,099,528
THG plc*	142,608	254,207
Travis Perkins plc	44,196	896,741
Unilever plc	516,398	26,481,865
United Utilities Group plc	133,925	1,931,987
Vodafone Group plc	5,263,605	9,242,190
Weir Group plc (The)	50,990	1,200,615
Whitbread plc*	39,562	1,627,881
Wise plc, Class A*	80,091	655,237
WPP plc	250,712	3,931,296

		443,140,636

United States — 1.4%
Avast plc(b)	128,095	1,056,390
Carnival plc*	31,113	570,946
Ferguson plc	45,600	7,172,452
James Hardie Industries plc, CHDI	87,476	2,944,024
JS Global Lifestyle Co. Ltd.(b)	167,000	266,875
QIAGEN NV*	45,336	2,241,061
Schneider Electric SE	111,760	18,931,632
Stellantis NV	436,837	8,434,830
Swiss Re AG	56,746	6,182,924
Tenaris SA	90,426	1,103,823

		48,904,957

TOTAL COMMON STOCKS (Cost $2,966,474,710)		3,425,625,810

SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e) (Cost $12,168,834)	12,169,162	12,168,834

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(d)(e)	14,491,352	14,487,004
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)	2,359,678	2,359,678

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $16,848,132)		16,846,682

TOTAL SHORT-TERM INVESTMENTS (Cost $29,016,966)		29,015,516

Total Investments — 100.3% (Cost $2,995,491,676)		3,454,641,326
Liabilities in Excess of Other Assets — (0.3)%		(10,557,413)

Net Assets — 100.0%		3,444,083,913

Percentages indicated are based on net assets.

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.0%
Pharmaceuticals	8.2
Insurance	5.1
Oil, Gas & Consumable Fuels	3.7
Automobiles	3.6
Chemicals	3.4
Food Products	3.3
Textiles, Apparel & Luxury Goods	3.3
Machinery	3.3
Metals & Mining	3.2
Semiconductors & Semiconductor Equipment	3.0
Capital Markets	2.8
Health Care Equipment & Supplies	2.0
Beverages	1.9
Electric Utilities	1.8
Electrical Equipment	1.8
Trading Companies & Distributors	1.8
Diversified Telecommunication Services	1.8
Personal Products	1.7
Professional Services	1.7
Industrial Conglomerates	1.6
Electronic Equipment, Instruments & Components	1.6
Real Estate Management & Development	1.5
IT Services	1.5
Food & Staples Retailing	1.5
Household Durables	1.4
Equity Real Estate Investment Trusts (REITs)	1.4
Software	1.4
Hotels, Restaurants & Leisure	1.3
Building Products	1.2
Aerospace & Defense	1.2
Wireless Telecommunication Services	1.1
Multi-Utilities	1.0
Others (each less than 1.0%)	15.1
Short-Term Investments	0.8

Abbreviations

APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $16,119,933.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	160	03/2022	USD	17,880,800	(397,129)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$252,881,844	$—		$252,881,844
Austria	237,086	12,277,357	—		12,514,443
Belgium	—	32,528,417	—		32,528,417
Brazil	—	1,592,708	—		1,592,708
Chile	—	1,232,828	—		1,232,828
China	—	24,482,399	—		24,482,399
Colombia	—	539,029	—		539,029
Denmark	381,436	81,091,557	—		81,472,993
Finland	243,909	46,797,055	—		47,040,964
France	1,482,180	342,860,440	—		344,342,620
Germany	—	275,246,955	—		275,246,955
Hong Kong	1,228,316	77,902,361	—		79,130,677
Ireland	—	21,591,308	—		21,591,308
Israel	—	16,570,606	—		16,570,606
Italy	—	74,568,243	—		74,568,243
Japan	808,894	828,600,087	—		829,408,981
Jordan	—	993,430	—		993,430
Luxembourg	—	6,681,433	—		6,681,433
Macau	—	3,605,500	—		3,605,500
Mexico	—	310,407	—		310,407
Netherlands	8,925,302	169,087,551	—		178,012,853
New Zealand	—	7,983,740	—		7,983,740
Norway	2,407,437	24,273,064	—		26,680,501
Poland	1,959,956	9,413,652	—		11,373,608
Portugal	1,306,856	3,935,860	—		5,242,716
Russia	—	2,918,154	—		2,918,154
Singapore	—	44,185,643	—		44,185,643
South Africa	—	11,676,575	—		11,676,575
South Korea	—	2,877,178	—		2,877,178
Spain	334,594	79,855,977	—		80,190,571
Sweden	5,598,470	128,955,707	—		134,554,177
Switzerland	4,843,586	316,305,130	—		321,148,716
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	5,153,184	437,987,452	—		443,140,636
United States	1,056,390	47,848,567	—		48,904,957

Total Common Stocks	35,967,596	3,389,658,214	—	(a)	3,425,625,810

Short-Term Investments
Investment Companies	12,168,834	—	—		12,168,834
Investment of Cash Collateral from Securities Loaned	16,846,682	—	—		16,846,682

Total Short-Term Investments	29,015,516	—	—		29,015,516

Total Investments in Securities	$64,983,112	$3,389,658,214	$—	(a)	$3,454,641,326

Depreciation in Other Financial Instruments
Futures Contracts	$(397,129)	$—	$—		$(397,129)

(a)	Value is zero.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	$30,493,852	$56,000,000	$72,000,000	$(5,399)	$(1,449)	$14,487,004	14,491,352	$4,904	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	20,389,345	75,659,310	83,880,317	496	—	12,168,834	12,169,162	740	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	4,253,477	42,301,687	44,195,486	—	—	2,359,678	2,359,678	330	—

Total	$55,136,674	$173,960,997	$200,075,803	$(4,903)	$(1,449)	$29,015,516		$5,974	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.